5. REVERSE TAKEOVER: Schedule of Fair value of TDMA loan (Tables)	12 Months Ended
Dec. 31, 2020
Tables/Schedules
Schedule of Fair value of TDMA loan
Risk adjusted rate - April 24, 2020	18.31% - 18.57%
Risk adjusted rate - December 31, 2020	18.67% - 18.95%